Risk management, funding and liquidity risk and market risk - Group's funding composition (Details) - AUD ($) $ in Billions		12 Months Ended
	Nov. 11, 2020	Sep. 30, 2022	Sep. 30, 2021
Group's total funding
Customer deposits		65.10%	65.00%
Wholesale term funding with residual maturity greater than 12 months		14.50%	15.60%
Wholesale funding with a residual maturity less than 12 months		12.50%	10.80%
Securitisation		0.50%	0.60%
Equity		7.40%	8.00%
Group's total funding		100.00%	100.00%
Movements in the Group's funding composition
Increase in customer deposits, amount		$ 32.5
Customer deposits to loan ratio		82.90%	81.60%
Long term wholesale funding raised		$ 43.4
Long term wholesale pre-funding raised for the 2023 Financial Year		$ 4.0
Weighted average maturity period for short term funding portfolio		104 days
Increase (decrease) in funding from equity		$ (1.6)
Funding for Lending Programme (FLP)
Movements in the Group's funding composition
Term of lending facility	3 years
Percentage of initial allocation of eligible loans	4.00%
Percentage of conditional additional allocation	2.00%
Total percentage of initial allocation of eligible loans	6.00%
Total allowance	$ 4.6
Total amount drawn down		$ 3.6